Schedule of private investments (Details) - USD ($)		9 Months Ended	12 Months Ended
		Sep. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Cost		$ 36,112,536	$ 36,112,536
Estimated Fair Value		$ 25,541,805	$ 29,372,628
% of FV		100.00%	100.00%
Amina Bank AG [member]
IfrsStatementLineItems [Line Items]
Security description		3,906,250 non-voting shares	3,906,250 non-voting shares
Cost		$ 24,749,403	$ 24,749,403
Estimated Fair Value		$ 21,836,495	$ 24,285,752
% of FV		85.50%	82.70%
Earnity Inc [member]
IfrsStatementLineItems [Line Items]
Security description		85,142 preferred shares	85,142 preferred shares
Cost		$ 95,538	$ 95,538
Estimated Fair Value
% of FV		0.00%	0.00%
Luxor Technology Corporation [member]
IfrsStatementLineItems [Line Items]
Security description		201,633 preferred shares	201,633 preferred shares
Cost		$ 460,016	$ 460,016
Estimated Fair Value		$ 505,435	$ 524,963
% of FV		2.00%	1.80%
SDKmeta LLC [member]
IfrsStatementLineItems [Line Items]
Security description		1,000,000 units	1,000,000 units
Cost		$ 2,495,232	$ 2,495,232
Estimated Fair Value
% of FV		0.00%	0.00%
Skolem Technologies Ltd [member]
IfrsStatementLineItems [Line Items]
Security description		16,354 preferred shares	16,354 preferred shares
Cost		$ 129,495	$ 129,495
Estimated Fair Value
% of FV		0.00%	0.00%
VolMEX Labs Corporation [member]
IfrsStatementLineItems [Line Items]
Security description		Rights to certain preferred shares and warrants	Rights to certain preferred shares and warrants
Cost		$ 30,000	$ 30,000
Estimated Fair Value
% of FV		0.00%	0.00%
Global Benchmarks AB [member]
IfrsStatementLineItems [Line Items]
Security description	[1]	53,300 common shares	53,300 common shares
Cost	[1]	$ 199,875	$ 199,875
Estimated Fair Value	[1]	$ 199,875	$ 199,875
% of FV	[1]	0.80%	0.70%
ZKP Corporation [member]
IfrsStatementLineItems [Line Items]
Security description	[1]	370,370 common shares	370,370 common shares
Cost	[1]	$ 1,000,000	$ 1,000,000
Estimated Fair Value	[1]		$ 1,000,000
% of FV	[1]	0.00%	3.40%
CH Technical Solutions SA [member]
IfrsStatementLineItems [Line Items]
Security description		25 common shares	25 common shares
Cost		$ 3,952,977	$ 3,952,977
Estimated Fair Value			$ 362,038
% of FV		0.00%	1.20%
Canada Stablecorp Inc. [member]
IfrsStatementLineItems [Line Items]
Security description		303,030 common shares	303,030 common shares
Cost		$ 500,000	$ 500,000
Estimated Fair Value		$ 500,000	$ 500,000
% of FV		2.00%	1.70%
Continental Stable Coin [member]
IfrsStatementLineItems [Line Items]
Security description		Rights to certain preferred shares	Rights to certain preferred shares
Cost		$ 500,000	$ 500,000
Estimated Fair Value		$ 500,000	$ 500,000
% of FV		2.00%	1.70%
Bonsol Labs Inc. [member]
IfrsStatementLineItems [Line Items]
Security description		Rights to certain preferred shares	Rights to certain preferred shares
Cost		$ 2,000,000	$ 2,000,000
Estimated Fair Value		$ 2,000,000	$ 2,000,000
% of FV		7.80%	6.80%

[1]	Investments in related party entities - see Note 27